Inventories	12 Months Ended
Mar. 31, 2016
Inventories
Inventories

4Inventories

Inventories consist of the following:

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Current portion:
- Consumables and supplies	23,803	28,326	4,393

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	58,224	64,322	9,975

Total current and non-current inventories	82,027	92,648	14,368

Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories. Management assesses the recoverability of such inventories with reference to future projections of matching fees, number of donated cord blood units of the Group, demand for cord blood units for transplantation and research purposes, and the probability of finding a match in light of the number of units held. Based on such assessments, the management considers that the cord blood processing costs capitalized are recoverable and no provision for inventories was made during the years ended March 31, 2014, 2015 and 2016.

The Group recognizes the revenue for one matched donated umbilical cord blood unit upon shipment of the unit and recognizes the cost of the cord blood unit equal to the carrying amount of the total inventory (donated umbilical cord blood units) divided by the estimated future number of successful matches which would become realized through sales during the estimated weighted average remaining useful life of the donated umbilical cord blood unit. As of March 31, 2016, the weighted average remaining useful life of the donated umbilical cord blood units was estimated to be approximately 19 years. Based on the historical increase in the number of donated umbilical cord blood matching inquiries and the number of successful matches of donated umbilical cord blood units, the Group estimated the number of successful matches of donated umbilical cord blood units will increase by 7% per annum. There were no material changes to the estimates and assumptions underlying the methodology for the years ended March 31, 2014, 2015 and 2016.